UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 – February 28, 2014

Item 1: Reports to Shareholders

Vanguard® CMT Funds
February 28, 2014

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2013- February 28, 2014
		Institutional	7-Day SEC
	Vanguard	Money Market	Yield[2]
Vanguard CMT Funds	Fund	Funds Average[1]	2/28/2014
Total Returns
Market Liquidity	0.06%	0.00%	0.13%
Municipal Cash Management	0.03	—	0.04

1Derived from data provided by Lipper, a Thomson Reuters Company.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/28/2014
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	0.13%
Average Weighted Maturity	40 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	34.1%
Commercial Paper	18.2
Repurchase Agreements	2.2
U.S. Government and Agency Obligations	42.0
Tax-Exempt Municipal Bonds	0.8
Taxable Municipal Bonds	0.4
Corporate Bonds	0.2
Sovereign Bonds	0.1
Money Market Fund	1.2
Other Notes	0.8

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100.0%

1 The expense ratio shown is from the prospectus dated December 19, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.005%.

2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.04%
Average Weighted Maturity	14 days

Expense Ratio [1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100.0%

Largest State Concentrations[3]
New York	22.2%
Ohio	10.1
Texas	8.0
Illinois	6.8
California	6.6
Florida	4.2
Indiana	4.1
North Carolina	3.2
Missouri	3.0
Pennsylvania	2.7
Top Ten	70.9%

1The expense ratio shown is from the prospectus dated December 19, 2013, and represents HVWLPDWHG costs for the current fiscal year. For the six months ended February 28, 2014, the DQQXDOL]HG H[SHQVH ratio was 0.01%.

2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC
Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible
IRU money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First
Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a
)LUVW Tier security.

3Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended December 31, 2013

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Since Inception
Market Liquidity	7/19/2004	0.13%	0.22%	1.93%
Municipal Cash Management	7/19/2004	0.10	0.20	1.40

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (41.7%)
2	Fannie Mae Discount Notes	0.090%	3/12/14	50,000	49,999
2	Fannie Mae Discount Notes	0.080%–0.100%	3/26/14	44,500	44,497
3	Federal Home Loan Bank Discount Notes	0.063%	3/5/14	50,000	50,000
3	Federal Home Loan Bank Discount Notes	0.095%	3/7/14	250,000	249,996
3	Federal Home Loan Bank Discount Notes	0.095%	3/12/14	290,000	289,992
3	Federal Home Loan Bank Discount Notes	0.099%	3/14/14	392,000	391,986
3	Federal Home Loan Bank Discount Notes	0.108%	3/19/14	200,000	199,989
3	Federal Home Loan Bank Discount Notes	0.095%–0.110%	3/21/14	348,000	347,979
3	Federal Home Loan Bank Discount Notes	0.109%	3/26/14	7,000	6,999
3	Federal Home Loan Bank Discount Notes	0.070%–0.110%	3/28/14	185,700	185,688
3	Federal Home Loan Bank Discount Notes	0.110%	4/2/14	113,935	113,924
3	Federal Home Loan Bank Discount Notes	0.090%–0.094%	4/4/14	350,000	349,970
3	Federal Home Loan Bank Discount Notes	0.070%	4/9/14	150,000	149,989
3	Federal Home Loan Bank Discount Notes	0.065%	4/23/14	200,000	199,981
3	Federal Home Loan Bank Discount Notes	0.075%	4/25/14	200,000	199,977
3	Federal Home Loan Bank Discount Notes	0.110%	5/9/14	29,000	28,994
3	Federal Home Loan Bank Discount Notes	0.080%	5/14/14	124,289	124,269
3	Federal Home Loan Bank Discount Notes	0.080%	5/16/14	100,000	99,983
3	Federal Home Loan Bank Discount Notes	0.070%–0.075%	5/23/14	250,220	250,179
[3,4] Federal Home Loan Banks		0.109%	4/1/14	50,000	50,000
[3,4] Federal Home Loan Banks		0.096%	4/25/14	122,000	122,000
[3,4] Federal Home Loan Banks		0.099%	5/1/14	100,000	99,999
[3,4] Federal Home Loan Banks		0.094%	8/13/14	40,900	40,900
[3,4] Federal Home Loan Banks		0.099%	8/20/14	90,000	90,000
[3,4] Federal Home Loan Banks		0.139%	10/1/14	42,000	41,995
[3,4] Federal Home Loan Banks		0.104%	11/3/14	39,000	39,000
[2,4] Federal National Mortgage Assn.		0.136%	9/11/14	500,000	499,946
[2,4] Federal National Mortgage Assn.		0.125%	2/27/15	515,000	514,872
[2,4] Federal National Mortgage Assn.		0.127%	8/5/15	180,000	179,948
2	Freddie Mac Discount Notes	0.090%	3/10/14	250,000	249,994
2	Freddie Mac Discount Notes	0.089%–0.095%	3/17/14	335,791	335,777
2	Freddie Mac Discount Notes	0.090%–0.095%	3/18/14	31,600	31,599

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
2 Freddie Mac Discount Notes	0.070%–0.089%	3/24/14	525,548	525,519
2 Freddie Mac Discount Notes	0.100%	3/26/14	72,600	72,595
2 Freddie Mac Discount Notes	0.070%	3/31/14	200,432	200,420
2 Freddie Mac Discount Notes	0.090%	4/21/14	15,490	15,488
2 Freddie Mac Discount Notes	0.105%	4/28/14	284,398	284,350
2 Freddie Mac Discount Notes	0.115%	5/5/14	150,000	149,969
United States Treasury Bill	0.060%	3/13/14	88,217	88,215
United States Treasury Bill	0.060%	3/20/14	100,000	99,997
United States Treasury Bill	0.065%–0.070%	3/27/14	503,670	503,646
United States Treasury Bill	0.090%	4/24/14	500,000	499,932
United States Treasury Bill	0.095%	5/15/14	2,000,000	1,999,604
United States Treasury Bill	0.050%	5/22/14	250,000	249,971
United States Treasury Bill	0.105%–0.106%	6/5/14	500,000	499,859
United States Treasury Bill	0.098%	6/12/14	295,000	294,918
United States Treasury Note/Bond	1.750%	3/31/14	340,000	340,464
United States Treasury Note/Bond	1.875%	4/30/14	600,000	601,776
United States Treasury Note/Bond	1.000%	5/15/14	20,000	20,038
United States Treasury Note/Bond	4.750%	5/15/14	200,000	201,934
United States Treasury Note/Bond	0.250%	5/31/14	15,000	15,006
United States Treasury Note/Bond	2.250%	5/31/14	450,000	452,444
United States Treasury Note/Bond	0.250%	6/30/14	319,000	319,193
United States Treasury Note/Bond	0.625%	7/15/14	265,000	265,542
United States Treasury Note/Bond	2.375%	8/31/14	250,000	252,838
Total U.S. Government and Agency Obligations (Cost $13,584,139)				13,584,139
Commercial Paper (18.1%)
Bank Holding Company (0.4%)
State Street Corp.	0.150%	3/10/14	144,000	143,995

Finance—Auto (0.4%)
American Honda Finance Corp.	0.120%	4/4/14	137,000	136,984
American Honda Finance Corp.	0.120%	4/9/14	10,000	9,999
				146,983
Finance—Other (3.2%)
5 Chariot Funding LLC	0.050%	3/3/14	40,937	40,937
5 Chariot Funding LLC	0.150%	4/8/14	11,000	10,998
General Electric Capital Corp.	0.170%	3/19/14	95,000	94,992
General Electric Capital Corp.	0.200%	5/6/14	20,200	20,193
General Electric Capital Corp.	0.200%	5/8/14	49,500	49,481
General Electric Capital Corp.	0.180%	8/4/14	20,000	19,984
5 Govco LLC	0.170%	3/17/14	195,000	194,985
5 Govco LLC	0.200%	3/24/14	65,000	64,992
5 Govco LLC	0.190%	4/17/14	30,000	29,993
5 Govco LLC	0.190%	5/15/14	39,000	38,985
5 Jupiter Securitization Co. LLC	0.050%	3/3/14	94,000	94,000
5 Jupiter Securitization Co. LLC	0.150%	4/3/14	11,000	10,998
5 Old Line Funding LLC	0.150%	3/18/14	111,130	111,122
5 Old Line Funding LLC	0.150%	3/20/14	94,036	94,029
5 Old Line Funding LLC	0.170%	3/21/14	16,543	16,541
5 Old Line Funding LLC	0.170%	3/25/14	48,000	47,995
5 Old Line Funding LLC	0.150%	3/27/14	30,030	30,027
5 Old Line Funding LLC	0.150%	4/2/14	7,000	6,999
5 Old Line Funding LLC	0.150%	4/3/14	11,026	11,024
5 Old Line Funding LLC	0.150%	4/7/14	31,500	31,495

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[4,5] Old Line Funding LLC		0.197%	5/9/14	6,000	6,000
5	Old Line Funding LLC	0.150%	5/19/14	15,500	15,495
					1,041,265
Foreign Banks (10.9%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.145%	3/17/14	18,000	18,000
5	Australia & New Zealand Banking Group, Ltd.	0.150%	5/14/14	55,800	55,783
5	Australia & New Zealand Banking Group, Ltd.	0.150%	5/19/14	10,000	9,997
[4,5] Australia & New Zealand Banking Group, Ltd.		0.154%	5/20/14	195,000	195,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.155%	5/27/14	100,000	99,995
[4,5] Australia & New Zealand Banking Group, Ltd.		0.164%	8/13/14	58,500	58,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.215%	9/16/14	9,000	9,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.226%	2/25/15	30,000	30,000
[4,5] Commonwealth Bank of Australia		0.167%	5/6/14	187,000	187,000
[4,5] Commonwealth Bank of Australia		0.168%	5/6/14	38,500	38,500
[4,5] Commonwealth Bank of Australia		0.165%	5/12/14	40,500	40,500
[4,5] Commonwealth Bank of Australia		0.226%	9/25/14	60,000	60,000
[4,5] Commonwealth Bank of Australia		0.227%	12/5/14	65,000	64,998
[4,5] Commonwealth Bank of Australia		0.225%	12/12/14	40,000	40,000
[4,5] Commonwealth Bank of Australia		0.225%	1/12/15	80,000	80,000
[4,5] Commonwealth Bank of Australia		0.225%	1/16/15	38,000	37,998
6	CPPIB Capital Inc.	0.140%	5/20/14	4,750	4,749
5	DNB Bank ASA	0.170%	4/1/14	95,800	95,786
5	DNB Bank ASA	0.170%	5/19/14	45,000	44,983
[4,5] National Australia Funding Delaware Inc.		0.177%	6/10/14	60,000	60,000
[4,5] National Australia Funding Delaware Inc.		0.175%	6/26/14	100,000	100,000
[4,5] National Australia Funding Delaware Inc.		0.175%	7/15/14	100,000	100,000
[4,5] National Australia Funding Delaware Inc.		0.170%	7/28/14	75,000	75,000
5	Nordea Bank AB	0.180%–0.182%	3/7/14	22,000	21,999
5	Nordea Bank AB	0.175%	3/11/14	60,000	59,997
5	Nordea Bank AB	0.150%	3/18/14	60,000	59,996
5	Nordea Bank AB	0.155%–0.160%	4/9/14	79,300	79,286
5	Nordea Bank AB	0.160%	4/17/14	55,000	54,989
5	Nordea Bank AB	0.160%	5/2/14	100,000	99,972
5	Nordea Bank AB	0.175%	5/12/14	50,000	49,983
5	Nordea Bank AB	0.200%	6/9/14	100,000	99,944
5	Skandinaviska Enskilda Banken AB	0.210%	3/10/14	6,000	6,000
5	Skandinaviska Enskilda Banken AB	0.200%	4/1/14	50,650	50,641
5	Skandinaviska Enskilda Banken AB	0.200%	4/9/14	50,000	49,989
5	Svenska HandelsBanken Inc.	0.170%	3/25/14	97,000	96,989
	Swedbank AB	0.190%	5/9/14	72,000	71,974
	Swedbank AB	0.190%	5/15/14	94,000	93,963
	Swedbank AB	0.190%	5/16/14	82,000	81,967
	Swedbank AB	0.190%	5/19/14	82,000	81,966
	Swedbank AB	0.200%	6/16/14	25,000	24,985
	Swedbank AB	0.200%	6/19/14	23,000	22,986
	Swedbank AB	0.200%	6/23/14	23,000	22,985
	Swedbank AB	0.200%	6/24/14	31,000	30,980
	Swedbank AB	0.200%	6/25/14	31,000	30,980
	Swedbank AB	0.200%	6/26/14	15,000	14,990
5	Westpac Banking Corp.	0.150%	3/11/14	300,000	299,987
[4,5] Westpac Banking Corp.		0.208%	8/7/14	89,000	88,999
[4,5] Westpac Banking Corp.		0.225%	9/17/14	47,000	47,000
[4,5] Westpac Banking Corp.		0.224%	9/19/14	47,000	47,000
[4,5] Westpac Banking Corp.		0.226%	9/22/14	76,000	76,000

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[4,5] Westpac Banking Corp.		0.226%	9/25/14	150,000	150,000
[4,5] Westpac Banking Corp.		0.226%	12/23/14	125,000	124,995
					3,547,331
Foreign Governments (1.8%)
5	CDP Financial Inc.	0.150%	3/10/14	15,000	14,999
5	CDP Financial Inc.	0.150%	3/17/14	25,000	24,998
5	CDP Financial Inc.	0.150%	4/14/14	37,000	36,993
5	CDP Financial Inc.	0.150%	4/21/14	25,000	24,995
5	CDP Financial Inc.	0.150%	5/14/14	9,500	9,497
5	CDP Financial Inc.	0.180%–0.190%	7/21/14	28,100	28,080
6	CPPIB Capital Inc.	0.140%	3/6/14	20,000	20,000
6	CPPIB Capital Inc.	0.140%	3/7/14	2,750	2,750
6	CPPIB Capital Inc.	0.140%	3/10/14	10,000	10,000
6	CPPIB Capital Inc.	0.140%	3/20/14	16,250	16,249
6	CPPIB Capital Inc.	0.140%	4/7/14	125,250	125,232
6	CPPIB Capital Inc.	0.140%	4/10/14	19,750	19,747
6	CPPIB Capital Inc.	0.140%	4/21/14	21,000	20,996
6	CPPIB Capital Inc.	0.150%	5/1/14	120,000	119,969
6	CPPIB Capital Inc.	0.140%	5/2/14	20,000	19,995
6	CPPIB Capital Inc.	0.140%	6/2/14	20,000	19,993
6	PSP Capital Inc.	0.140%	3/7/14	15,000	15,000
6	PSP Capital Inc.	0.140%	4/15/14	24,000	23,996
6	PSP Capital Inc.	0.250%	7/23/14	8,000	7,992
6	PSP Capital Inc.	0.180%	8/18/14	8,700	8,692
					570,173
Foreign Industrial (0.3%)
	Nestle Finance International Ltd.	0.170%	8/21/14	59,500	59,452
5	Reckitt Benckiser Treasury Services plc	0.120%	4/7/14	16,000	15,998
	Toyota Credit Canada Inc.	0.220%	3/17/14	6,500	6,499
	Toyota Credit Canada Inc.	0.220%	3/18/14	9,000	8,999
					90,948
Industrial (1.1%)
5	Procter & Gamble Co.	0.140%	6/9/14	40,000	39,985
5	Procter & Gamble Co.	0.140%	6/16/14	63,500	63,474
5	The Coca-Cola Co.	0.170%	3/3/14	37,250	37,250
5	The Coca-Cola Co.	0.170%	7/7/14	31,250	31,231
5	The Coca-Cola Co.	0.180%	8/14/14	28,500	28,476
5	The Coca-Cola Co.	0.180%	8/15/14	9,500	9,492
5	The Coca-Cola Co.	0.180%	8/18/14	30,750	30,724
5	The Coca-Cola Co.	0.180%	8/19/14	14,750	14,737
5	The Coca-Cola Co.	0.180%	8/20/14	20,600	20,582
5	The Coca-Cola Co.	0.180%	8/21/14	10,100	10,091
5	The Coca-Cola Co.	0.180%	8/22/14	10,000	9,991
5	Wal-Mart Stores, Inc.	0.135%	5/19/14	47,121	47,107
					343,140
Total Commercial Paper (Cost $5,883,835)					5,883,835
Certificates of Deposit (33.9%)
Domestic Banks (4.6%)
	Citibank NA	0.170%	3/3/14	100,000	100,000
	Citibank NA	0.180%	3/10/14	192,000	192,000
	Citibank NA	0.180%	3/11/14	96,000	96,000
	Citibank NA	0.170%	5/19/14	98,000	98,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Wells Fargo Bank NA	0.208%	3/7/14	141,900	141,901
4 Wells Fargo Bank NA	0.177%	3/10/14	132,000	132,000
4 Wells Fargo Bank NA	0.175%	3/27/14	141,000	141,000
4 Wells Fargo Bank NA	0.177%	5/6/14	105,000	105,000
4 Wells Fargo Bank NA	0.205%	5/15/14	60,000	60,003
4 Wells Fargo Bank NA	0.176%	5/23/14	200,000	200,000
4 Wells Fargo Bank NA	0.179%	6/3/14	125,000	125,000
4 Wells Fargo Bank NA	0.185%	6/16/14	65,000	65,000
4 Wells Fargo Bank NA	0.185%	8/18/14	25,000	25,000
				1,480,904
Eurodollar Certificates of Deposit (4.9%)
4 Australia & New Zealand Banking Group, Ltd.	0.174%	4/14/14	200,000	200,000
4 Australia & New Zealand Banking Group, Ltd.	0.175%	4/22/14	200,000	200,000
4 Australia & New Zealand Banking Group, Ltd.	0.167%	5/6/14	96,000	96,000
Commonwealth Bank of Australia	0.200%	3/13/14	100,000	100,000
Commonwealth Bank of Australia	0.230%	5/2/14	100,000	100,000
4 Commonwealth Bank of Australia	0.175%	6/30/14	250,000	250,000
4 National Australia Bank Ltd.	0.195%	4/22/14	250,000	250,000
4 National Australia Bank Ltd.	0.196%	4/22/14	150,000	150,000
4 National Australia Bank Ltd.	0.187%	5/6/14	125,000	125,000
4 National Australia Bank Ltd.	0.174%	5/19/14	125,000	125,000
				1,596,000
Yankee Certificates of Deposit (24.4%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.207%	1/12/15	21,000	21,000
4 Bank of Montreal (Chicago Branch)	0.175%	4/21/14	250,000	250,000
4 Bank of Montreal (Chicago Branch)	0.178%	5/6/14	150,000	149,999
4 Bank of Montreal (Chicago Branch)	0.177%	6/10/14	145,000	145,000
4 Bank of Montreal (Chicago Branch)	0.175%	6/18/14	150,000	150,000
4 Bank of Montreal (Chicago Branch)	0.165%	7/15/14	100,000	100,000
4 Bank of Montreal (Chicago Branch)	0.180%	8/4/14	70,000	70,000
4 Bank of Nova Scotia (Houston Branch)	0.166%	3/25/14	60,000	60,000
4 Bank of Nova Scotia (Houston Branch)	0.165%	3/26/14	150,000	149,999
Bank of Nova Scotia (Houston Branch)	0.190%	4/14/14	25,000	25,000
4 Bank of Nova Scotia (Houston Branch)	0.175%	4/17/14	210,000	209,999
4 Bank of Nova Scotia (Houston Branch)	0.168%	5/6/14	150,000	149,999
4 Bank of Nova Scotia (Houston Branch)	0.184%	5/19/14	50,000	49,999
4 Bank of Nova Scotia (Houston Branch)	0.187%	6/9/14	50,000	50,000
4 Bank of Nova Scotia (Houston Branch)	0.187%	6/10/14	60,000	59,999
4 Bank of Nova Scotia (Houston Branch)	0.185%	6/17/14	50,000	49,999
4 Bank of Nova Scotia (Houston Branch)	0.185%	6/26/14	75,000	74,999
Canadian Imperial Bank of Commerce (New
York Branch)	0.251%	3/5/14	15,000	15,000
Credit Suisse New York	0.210%	5/2/14	300,000	300,000
Credit Suisse New York	0.210%	5/2/14	150,000	150,000
Credit Suisse New York	0.210%	5/15/14	100,000	100,000
Credit Suisse New York	0.210%	5/23/14	175,000	175,000
DNB Bank ASA (New York Branch)	0.170%	4/2/14	150,000	150,000
DNB Bank ASA (New York Branch)	0.170%	4/3/14	250,000	250,000
DNB Bank ASA (New York Branch)	0.170%	4/16/14	35,000	35,000
DNB Bank ASA (New York Branch)	0.170%	4/22/14	180,000	180,000
DNB Bank ASA (New York Branch)	0.170%	5/6/14	60,000	60,000
Lloyds TSB Bank plc (New York Branch)	0.140%	4/7/14	96,000	96,000
Lloyds TSB Bank plc (New York Branch)	0.170%	6/19/14	50,000	50,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Nordea Bank Finland plc (New York Branch)	0.157%	3/10/14	45,000	45,000
4 Nordea Bank Finland plc (New York Branch)	0.145%	3/17/14	29,000	29,000
4 Nordea Bank Finland plc (New York Branch)	0.145%	3/18/14	47,000	47,000
Nordea Bank Finland plc (New York Branch)	0.175%	3/25/14	100,000	100,000
Nordea Bank Finland plc (New York Branch)	0.180%	4/1/14	125,000	125,000
Nordea Bank Finland plc (New York Branch)	0.205%	8/25/14	50,000	50,000
4 Rabobank Nederland (New York Branch)	0.166%	3/11/14	179,500	179,500
4 Rabobank Nederland (New York Branch)	0.165%	3/12/14	88,000	88,000
4 Rabobank Nederland (New York Branch)	0.145%	3/17/14	150,000	150,000
4 Rabobank Nederland (New York Branch)	0.156%	3/24/14	195,000	195,000
4 Rabobank Nederland (New York Branch)	0.175%	4/30/14	100,000	100,000
4 Rabobank Nederland (New York Branch)	0.178%	5/6/14	100,000	100,000
4 Rabobank Nederland (New York Branch)	0.178%	5/7/14	75,000	75,000
4 Rabobank Nederland (New York Branch)	0.184%	6/19/14	85,000	85,000
4 Rabobank Nederland (New York Branch)	0.188%	7/7/14	75,000	75,000
4 Royal Bank of Canada (New York Branch)	0.158%	4/7/14	18,000	18,000
4 Royal Bank of Canada (New York Branch)	0.235%	4/15/14	39,250	39,254
4 Royal Bank of Canada (New York Branch)	0.185%	8/18/14	100,000	100,000
4 Royal Bank of Canada (New York Branch)	0.206%	11/24/14	50,000	50,000
4 Royal Bank of Canada (New York Branch)	0.205%	12/1/14	60,000	60,000
4 Royal Bank of Canada (New York Branch)	0.234%	2/20/15	41,250	41,250
4 Royal Bank of Canada (New York Branch)	0.235%	2/23/15	237,500	237,500
Skandinaviska Enskilda Banken (New York
Branch)	0.170%	4/4/14	200,000	200,000
Skandinaviska Enskilda Banken (New York
Branch)	0.165%	4/21/14	150,000	150,000
Skandinaviska Enskilda Banken (New York
Branch)	0.160%	5/20/14	150,000	149,998
Skandinaviska Enskilda Banken (New York
Branch)	0.195%	6/5/14	75,000	74,999
4 Svenska HandelsBanken (New York Branch)	0.167%	3/10/14	45,000	45,000
Svenska HandelsBanken (New York Branch)	0.165%	3/11/14	72,800	72,800
4 Svenska HandelsBanken (New York Branch)	0.154%	3/13/14	45,000	45,000
Svenska HandelsBanken (New York Branch)	0.175%	4/1/14	100,000	100,000
Svenska HandelsBanken (New York Branch)	0.175%	4/1/14	300,000	300,000
Svenska HandelsBanken (New York Branch)	0.180%	4/1/14	125,000	125,000
Svenska HandelsBanken (New York Branch)	0.185%	4/7/14	200,000	200,001
Svenska HandelsBanken (New York Branch)	0.180%	5/15/14	50,000	50,000
Svenska HandelsBanken (New York Branch)	0.180%	5/23/14	65,000	65,001
Swedbank AB (New York Branch)	0.140%	4/7/14	180,000	180,000
Swedbank AB (New York Branch)	0.143%	4/7/14	120,000	120,000
4 Toronto Dominion Bank (New York Branch)	0.144%	3/19/14	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.206%	6/17/14	30,000	30,004
Toronto Dominion Bank (New York Branch)	0.250%	8/12/14	14,750	14,753
4 Toronto Dominion Bank (New York Branch)	0.185%	10/28/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.215%	11/18/14	86,000	86,000
4 Toronto Dominion Bank (New York Branch)	0.214%	12/19/14	75,000	75,000
4 Westpac Banking Corp. (New York Branch)	0.249%	4/25/14	6,000	6,001
4 Westpac Banking Corp. (New York Branch)	0.208%	8/6/14	96,000	96,000
4 Westpac Banking Corp. (New York Branch)	0.215%	9/26/14	50,000	49,997
4 Westpac Banking Corp. (New York Branch)	0.228%	1/6/15	50,000	49,998
				7,952,048
Total Certificates of Deposit (Cost $11,028,952)				11,028,952

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Other Notes (0.7%)
Bank of America NA	0.210%	3/5/14	102,000	102,000
Bank of America NA	0.190%	5/20/14	102,500	102,500
Bank Of America NA	0.190%	5/21/14	40,000	40,000
Total Other Notes (Cost $244,500)				244,500
Repurchase Agreements (2.2%)
Bank of Nova Scotia
(Dated 2/28/14, Repurchase Value
$300,001,000, collateralized by U.S. Treasury
Note/Bond 0.250%-7.625%, 2/28/15-
11/15/23, and Treasury Inflation Index
Note/Bond 2.125%-3.875%, 4/15/29-2/15/40,
with a value of $306,000,000)	0.050%	3/3/14	300,000	300,000
Federal Reserve Bank of New York
(Dated 2/28/14, Repurchase Value
$317,001,000, collateralized by U.S. Treasury
Note/Bond 3.875%, 5/15/18, with a value of
$317,001,000)	0.050%	3/3/14	317,000	317,000
TD Securities (USA) LLC
(Dated 2/28/14, Repurchase Value
$99,273,000, collateralized by U.S. Treasury
Note/Bond 0.875%-4.750%, 11/15/14-
2/15/37, with a value of $101,259,000)	0.050%	3/3/14	99,273	99,273
Total Repurchase Agreements (Cost $716,273)				716,273
			Shares
Money Market Fund (1.2%)
7 Vanguard Municipal Cash Management Fund
(Cost $388,370)	0.044%		388,370,139	388,370
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.8%)
8 Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.030%	3/7/14	3,750	3,750
8 Arizona Board Regents Arizona State University
System Revenue VRDO	0.040%	3/7/14	13,280	13,280
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.040%	3/7/14	12,125	12,125
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.040%	3/7/14	10,250	10,250
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.040%	3/7/14	11,000	11,000
8 California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.030%	3/7/14	2,000	2,000
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.040%	3/7/14	3,000	3,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
8 Clark County NV Airport System Revenue VRDO	0.040%	3/7/14	2,700	2,700
8 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.030%	3/7/14	2,300	2,300
8 Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.030%	3/7/14	3,800	3,800
8 District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.040%	3/7/14	3,825	3,825
8 District of Columbia Revenue (Washington
Drama Society) VRDO	0.040%	3/7/14	7,135	7,135
8 Greenville County SC Hospital System Revenue
VRDO	0.030%	3/7/14	2,750	2,750
8 Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.030%	3/7/14	2,500	2,500
8 Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.030%	3/7/14	5,900	5,900
8 Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.050%	3/7/14	4,000	4,000
8 Illinois Finance Authority Revenue (Southern
Illinois Healthcare Enterprises Inc.) VRDO	0.040%	3/7/14	12,735	12,735
8 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.070%	3/7/14	4,600	4,600
8 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.040%	3/7/14	15,775	15,775
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.040%	3/7/14	18,300	18,300
8 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.040%	3/7/14	6,600	6,600
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.050%	3/7/14	2,700	2,700
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.050%	3/7/14	6,800	6,800
8 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.060%	3/7/14	2,000	2,000
8 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.040%	3/7/14	3,085	3,085
8 Piedmont SC Municipal Power Agency Revenue
VRDO	0.030%	3/7/14	4,000	4,000
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.550%	4/10/14	40,000	40,000
8 Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.030%	3/7/14	2,625	2,625
8 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.030%	3/7/14	3,250	3,250
8 St. Charles County MO Public Water Supply
District No.2 Revenue VRDO	0.030%	3/7/14	2,900	2,900
8 St. Cloud MN Health Care Revenue (Centracare
Health System) VRDO	0.030%	3/7/14	7,675	7,675

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.040%	3/7/14	6,800	6,800
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.060%	3/7/14	3,860	3,860
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.040%	3/7/14	10,100	10,100
8	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.050%	3/7/14	4,700	4,700
8	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.050%	3/7/14	3,040	3,040
8	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.050%	3/7/14	6,200	6,200
Total Tax-Exempt Municipal Bonds (Cost $257,970)					258,060
Corporate Bonds (0.2%)
4	Royal Bank of Canada	0.538%	4/17/14	18,500	18,509
4	Toyota Motor Credit Corp.	0.242%	1/14/15	42,500	42,500
Total Corporate Bonds (Cost $61,009)					61,009
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Province of Ontario (Cost $18,207)	4.100%	6/16/14	18,000	18,207
Taxable Municipal Bonds (0.3%)
[6,8] BlackRock Municipal Bond Trust TOB VRDO		0.110%	3/3/14	4,710	4,710
[6,8] BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.110%	3/3/14	2,515	2,515
[6,8] BlackRock Municipal Income Trust TOB VRDO		0.110%	3/3/14	54,000	54,000
[6,8] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.110%	3/3/14	7,000	7,000
[6,8] BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.110%	3/3/14	4,990	4,990
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	3/3/14	25,500	25,500
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	3/3/14	5,170	5,170
[6,8] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.110%	3/3/14	3,360	3,360
[6,8] BlackRock Strategic Municipal Trust TOB VRDO		0.110%	3/3/14	2,555	2,555
[4,6,8]Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.190%	3/7/14	2,855	2,855
[4,6] Massachusetts Transportation Fund Revenue
	TOB VRDO	0.190%	3/7/14	2,800	2,800
[4,6] Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.190%	3/7/14	1,500	1,500
Total Taxable Municipal Bonds (Cost $116,955)					116,955
Total Investments (99.2%) (Cost $1,104,643)					32,300,300
Other Assets and Liabilities (0.8%)
Other Assets					246,310
Liabilities					(45)
					246,265

Market Liquidity Fund

Net Assets (100%)
Applicable to 32,545,734,348 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	32,546,565
Net Asset Value Per Share	$1.00

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	32,545,734
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	831
Net Assets	32,546,565

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2014, the aggregate value of these securities was $4,420,121,000, representing 13.6% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $552,315,000, representing 1.7% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
PUT – Put Option Obligation.
TOB – Tender Option Bond.
VRDO –Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	21,018
Total Income	21,018
Expenses
The Vanguard Group—Note B
Management and Administrative	803
Total Expenses	803
Net Investment Income	20,215
Realized Net Gain (Loss) on Investment Securities Sold	210
Net Increase (Decrease) in Net Assets Resulting from Operations	20,425
1 Interest income from an affiliated company of the fund was $126,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,215	52,838
Realized Net Gain (Loss)	210	1,132
Net Increase (Decrease) in Net Assets Resulting from Operations	20,425	53,970
Distributions
Net Investment Income	(20,215)	(52,838)
Realized Capital Gain	—	—
Total Distributions	(20,215)	(52,838)
Capital Share Transactions (at $1.00 per share)
Issued	176,747,567	334,579,826
Issued in Lieu of Cash Distributions	20,215	52,838
Redeemed	(172,324,691)	(339,178,726)
Net Increase (Decrease) from Capital Share Transactions	4,443,091	(4,546,062)
Total Increase (Decrease)	4,443,301	(4,544,930)
Net Assets
Beginning of Period	28,103,264	32,648,194
End of Period	32,546,565	28,103,264

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0006	.001	.001	.002	.002	.010
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0006	.001	.001	.002	.002	.010
Distributions
Dividends from Net Investment
Income	(.0006)	(.001)	(.001)	(.002)	(.002)	(.010)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.0006)	(.001)	(.001)	(.002)	(.002)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.06%	0.15%	0.14%	0.20%	0.23%	1.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,547	$28,103	$32,648	$27,384	$22,673	$25,958
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.13%	0.15%	0.14%	0.19%	0.23%	0.97%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2010-2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Market Liquidity Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets (unaudited)
As of February 28, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (0.8%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.070%	3/7/14	12,550	12,550
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.030%	3/3/14 LOC	17,455	17,455
				30,005
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (Exxon Pipeline Co.) VRDO	0.040%	3/3/14	3,000	3,000

Arizona (0.4%)
1 Gilbert AZ GO TOB VRDO	0.070%	3/7/14	17,500	17,500

California (6.6%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.050%	3/7/14	5,000	5,000
California GO VRDO	0.020%	3/3/14 LOC	10,800	10,800
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.020%	3/7/14 LOC	3,475	3,475
California RAN	2.000%	5/28/14	37,000	37,159
California RAN	2.000%	6/23/14	61,000	61,337
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.030%	3/7/14	34,380	34,380
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.030%	3/7/14 LOC	12,490	12,490
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.030%	3/7/14	6,230	6,230
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.040%	3/7/14	9,000	9,000
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.050%	3/7/14	7,500	7,500
Livermore CA COP VRDO	0.030%	3/7/14 LOC	4,480	4,480
Los Angeles CA Department of Water & Power Revenue VRDO	0.030%	3/7/14	10,000	10,000
Los Angeles County CA TRAN	2.000%	6/30/14	12,500	12,575
1 Rancho Santiago CA Community College District GO TOB VRDO	0.040%	3/7/14	21,670	21,670
Riverside County CA TRAN	2.000%	3/31/14	7,000	7,011
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.020%	3/7/14	15,885	15,885
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.040%	3/7/14	5,000	5,000
				263,992
Colorado (2.1%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.030%	3/3/14 LOC	9,690	9,690
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.030%	3/3/14 LOC	8,645	8,645
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.030%	3/3/14 LOC	2,080	2,080
Colorado Educational & Cultural Facilities Authority Revenue (Oklahoma's Public Radio) VRDO	0.030%	3/7/14 LOC	5,190	5,190
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.040%	3/7/14	13,800	13,800
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.040%	3/7/14	11,860	11,860
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.030%	3/7/14	10,445	10,445
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.040%	3/7/14	19,000	19,000
Denver CO City & County COP VRDO	0.030%	3/3/14	2,165	2,165
				82,875
Connecticut (1.0%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.030%	3/3/14	10,000	10,000
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.070%	3/7/14	10,330	10,330
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.030%	3/3/14	21,430	21,430
				41,760
District of Columbia (1.3%)
1 District of Columbia GO TOB VRDO	0.030%	3/7/14 LOC	21,320	21,320
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.030%	3/7/14 LOC	14,325	14,325

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Revenue (Washington Center for Internships) VRDO	0.030%	3/7/14 LOC	4,600	4,600
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.050%	3/7/14	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.050%	3/7/14	4,010	4,010
				50,190
Florida (4.2%)
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.040%	3/7/14	9,600	9,600
Gainesville FL Utility System Revenue VRDO	0.030%	3/3/14	23,325	23,325
Gainesville FL Utility System Revenue VRDO	0.040%	3/3/14	3,100	3,100
Hillsborough County FL School Board (Master Lease Program) COP VRDO	0.040%	3/3/14 LOC	4,400	4,400
Jacksonville FL Electric Authority Electric System Revenue CP	0.060%	3/6/14	7,300	7,300
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.030%	3/7/14	36,715	36,715
1 Jacksonville FL Special Revenue TOB VRDO	0.040%	3/7/14	3,900	3,900
Miami-Dade County FL Industrial Development Authority Revenue (American Public Media Group
Project)VRDO	0.040%	3/3/14 LOC	16,390	16,390
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.030%	3/7/14 LOC	25,000	25,000
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.030%	3/3/14 LOC	30,731	30,731
1 South Florida Water Management District COP TOB VRDO	0.050%	3/3/14	4,800	4,800
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program) VRDO	0.040%	3/7/14 LOC	5,220	5,220
				170,481
Georgia (2.5%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.040%	3/7/14 LOC	11,875	11,875
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.030%	3/7/14 LOC	4,800	4,800
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.040%	3/7/14 LOC	7,000	7,000
1 Gwinnett County GA School District GO TOB VRDO	0.030%	3/7/14	13,325	13,325
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.030%	3/7/14 LOC	27,500	27,500
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.020%	3/7/14	10,200	10,200
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.020%	3/7/14	20,365	20,365
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.020%	3/7/14	6,100	6,100
				101,165
Illinois (6.8%)
Chicago IL Board of Education GO VRDO	0.030%	3/7/14 LOC	3,800	3,800
1 Chicago IL Water Revenue TOB VRDO	0.230%	3/7/14	6,465	6,465
Chicago IL Water Revenue VRDO	0.050%	3/7/14 LOC	3,660	3,660
Chicago IL Water Revenue VRDO	0.080%	3/7/14 LOC	25,865	25,865
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.030%	3/7/14 LOC	12,000	12,000
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.020%	3/7/14	25,579	25,579
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.030%	3/7/14	25,000	25,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.030%	3/7/14 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.030%	3/7/14 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.030%	3/3/14	39,490	39,490
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.030%	3/3/14	36,285	36,285
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.020%	3/7/14	25,115	25,115
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.030%	3/7/14 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.030%	3/3/14	23,350	23,350
				273,509
Indiana (4.1%)
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.050%	3/7/14	14,550	14,550
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.020%	3/7/14 LOC	9,945	9,945
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.030%	3/7/14 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.020%	3/7/14	23,925	23,925
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.020%	3/7/14	9,500	9,500
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.550%	4/10/14	75,000	75,000
Purdue University Indiana COP VRDO	0.030%	3/7/14	14,685	14,685
				165,505

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.5%)
Iowa Higher Education Loan Authority Revenue Private College Facility (St. Ambrose University
Project) VRDO	0.040%	3/3/14 LOC	20,000	20,000

Kansas (0.5%)
Burlington KS Environmental Improvement Revenue (Kansas City Power & Light Co. Project)
VRDO	0.040%	3/7/14 LOC	20,000	20,000

Kentucky (0.5%)
Shelby County KY GO VRDO	0.030%	3/3/14 LOC	3,015	3,015
Trimble County KY Association of Counties Leasing Trust Lease Program Revenue VRDO	0.030%	3/3/14 LOC	15,230	15,230
				18,245
Louisiana (2.0%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.040%	3/7/14 LOC	20,000	20,000
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.040%	3/7/14 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.040%	3/7/14 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.030%	3/7/14 LOC	23,035	23,035
				80,035
Maryland (0.2%)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.030%	3/3/14 LOC	4,190	4,190
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.050%	3/7/14 LOC	5,000	5,000
				9,190
Massachusetts (1.4%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.040%	3/7/14	17,025	17,025
1 Massachusetts GO TOB VRDO	0.030%	3/7/14	4,800	4,800
Massachusetts GO VRDO	0.030%	3/7/14	26,700	26,700
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.030%	3/3/14	9,600	9,600
				58,125
Michigan (1.4%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project)VRDO	0.030%	3/3/14 LOC	15,100	15,100
Michigan State University Board of Trustees General Revenue VRDO	0.030%	3/7/14	12,205	12,205
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.030%	3/3/14 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.030%	3/7/14 LOC	10,615	10,615
1 Wayne State University Michigan Revenue TOB VRDO	0.030%	3/3/14	6,660	6,660
				55,830
Minnesota (0.1%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.030%	3/7/14 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.040%	3/7/14	2,555	2,555
				5,455
Mississippi (0.7%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.030%	3/3/14	9,400	9,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.040%	3/3/14	3,800	3,800
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.030%	3/7/14	15,000	15,000
				28,200
Missouri (3.0%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.020%	3/7/14	29,265	29,265
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.030%	3/3/14	7,200	7,200
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.020%	3/7/14	14,000	14,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.020%	3/7/14	35,000	35,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.020%	3/7/14	8,450	8,450
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Louis
University)VRDO	0.030%	3/3/14 LOC	8,930	8,930

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.020%	3/7/14	19,075	19,075
				121,920
Nebraska (2.0%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.030%	3/7/14	9,830	9,830
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.040%	3/3/14 LOC	5,050	5,050
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.040%	3/7/14	40,050	40,050
1 Nebraska Public Power District Revenue TOB VRDO	0.030%	3/7/14 LOC	24,140	24,140
				79,070
New Jersey (0.6%)
Rutgers State University New Jersey Revenue VRDO	0.020%	3/3/14	4,400	4,400
Union County NJ BAN	0.750%	6/27/14	20,000	20,037
				24,437
New Mexico (1.3%)
New Mexico Finance Authority Transportation Revenue VRDO	0.030%	3/7/14 LOC	20,000	20,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.030%	3/7/14	13,600	13,600
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.030%	3/7/14	9,965	9,965
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.030%	3/7/14	9,870	9,870
				53,435
New York (22.2%)
Nassau County NY Health Care Corp. Revenue VRDO	0.030%	3/7/14 LOC	18,560	18,560
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.030%	3/7/14	18,100	18,100
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.040%	3/7/14	8,300	8,300
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.040%	3/7/14	15,000	15,000
1 New York City NY GO TOB VRDO	0.030%	3/3/14 LOC	13,015	13,015
New York City NY GO VRDO	0.030%	3/3/14 LOC	10,000	10,000
New York City NY GO VRDO	0.030%	3/3/14 LOC	18,475	18,475
New York City NY GO VRDO	0.030%	3/3/14	6,700	6,700
New York City NY GO VRDO	0.030%	3/3/14	4,700	4,700
New York City NY GO VRDO	0.030%	3/3/14	8,600	8,600
New York City NY GO VRDO	0.030%	3/3/14	8,980	8,980
New York City NY GO VRDO	0.030%	3/3/14	8,550	8,550
New York City NY GO VRDO	0.040%	3/3/14 LOC	23,000	23,000
New York City NY GO VRDO	0.040%	3/7/14 LOC	29,730	29,730
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.030%	3/7/14 LOC	15,700	15,700
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.050%	3/3/14	8,530	8,530
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.030%	3/7/14 LOC	9,000	9,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.030%	3/7/14	35,600	35,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.030%	3/7/14 LOC	25,000	25,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.030%	3/7/14 LOC	5,200	5,200
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.030%	3/3/14	6,000	6,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.030%	3/7/14	15,000	15,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.040%	3/7/14	15,885	15,885
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.030%	3/3/14	25,765	25,765
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.030%	3/3/14	2,615	2,615
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.030%	3/3/14	17,700	17,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.030%	3/3/14	14,240	14,240
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.030%	3/3/14	14,600	14,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	3/3/14	19,195	19,195
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.030%	3/7/14	20,340	20,340
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.040%	3/7/14	5,535	5,535
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.030%	3/7/14	18,700	18,700
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.030%	3/3/14	4,180	4,180

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.020%	3/7/14	3,135	3,135
New York City NY Transitional Finance Authority Revenue VRDO	0.030%	3/3/14	10,900	10,900
New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History)
VRDO	0.030%	3/3/14	2,600	2,600
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts
Inc.)VRDO	0.030%	3/3/14 LOC	6,600	6,600
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.050%	3/7/14 LOC	5,200	5,200
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.040%	3/7/14	9,995	9,995
New York Liberty Development Corp. Revenue PUT	0.230%	6/19/14	9,200	9,200
New York Liberty Development Corp. Revenue PUT	0.230%	6/19/14	6,100	6,100
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.040%	3/7/14 (13)	16,000	16,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.020%	3/7/14 LOC	20,300	20,300
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.030%	3/7/14 LOC	37,935	37,935
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.040%	3/7/14 (13)	8,000	8,000
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.040%	3/7/14	8,535	8,535
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.020%	3/7/14 LOC	8,470	8,470
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.030%	3/7/14	12,800	12,800
New York State Dormitory Authority Revenue (St. John's University) VRDO	0.030%	3/7/14 LOC	15,200	15,200
New York State Housing Finance Agency Housing Revenue (160 West 62nd Street) VRDO	0.020%	3/7/14 LOC	59,030	59,030
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.020%	3/7/14 LOC	15,100	15,100
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.030%	3/7/14 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.030%	3/7/14 LOC	8,090	8,090
New York State Housing Finance Agency Revenue (8 East 102nd Street) VRDO	0.020%	3/7/14 LOC	20,000	20,000
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.040%	3/7/14	5,000	5,000
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.030%	3/7/14 LOC	9,000	9,000
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.030%	3/7/14 LOC	7,000	7,000
New York State Local Government Assistance Corp. Revenue VRDO	0.040%	3/7/14	9,100	9,100
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.030%	3/7/14	10,000	10,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.030%	3/7/14	18,000	18,000
1 New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.040%	3/7/14	13,210	13,210
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.020%	3/7/14 LOC	8,555	8,555
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)
VRDO	0.020%	3/7/14	5,130	5,130
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.030%	3/3/14 LOC	1,125	1,125
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.020%	3/7/14 LOC	8,510	8,510
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.030%	3/7/14 LOC	23,540	23,540
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.030%	3/7/14 LOC	8,195	8,195
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.030%	3/7/14 LOC	7,670	7,670
				892,720
North Carolina (3.2%)
Cary NC GO VRDO	0.050%	3/7/14	21,145	21,145
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.030%	3/7/14 LOC	10,000	10,000
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.040%	3/7/14	21,415	21,415
Forsyth County NC GO VRDO	0.040%	3/7/14	19,595	19,595
North Carolina Capital Facilities Finance Agency Recreational Facilities Revenue (YMCA of Greater
Winston-Salem) VRDO	0.040%	3/7/14 LOC	9,000	9,000
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.060%	3/7/14 LOC	3,340	3,340
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.040%	3/7/14 LOC	11,010	11,010
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.030%	3/7/14 LOC	19,240	19,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.030%	3/7/14 LOC	5,950	5,950
Winston-Salem NC Water & Sewer System Revenue VRDO	0.030%	3/7/14	9,380	9,380
				130,075
Ohio (10.1%)
1 Cleveland OH Water Works Revenue TOB VRDO	0.030%	3/7/14	16,850	16,850
Cleveland OH Water Works Revenue VRDO	0.040%	3/7/14 LOC	2,100	2,100
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.040%	3/7/14 LOC	6,250	6,250
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.030%	3/7/14	10,000	10,000
Columbus OH GO VRDO	0.020%	3/7/14	24,935	24,935
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.030%	3/7/14 LOC	10,925	10,925

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.030%	3/7/14 LOC	2,385	2,385
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.030%	3/7/14 LOC	10,220	10,220
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.030%	3/7/14	10,250	10,250
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.030%	3/7/14	6,400	6,400
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.030%	3/7/14 LOC	2,635	2,635
1 Franklin County OH Hospital Improvement Revenue (Nationwide Children's Hospital Project) TOB
VRDO	0.040%	3/7/14	2,400	2,400
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.030%	3/7/14	8,015	8,015
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.030%	3/7/14	5,000	5,000
Lancaster Port Authority Ohio Gas Revenue VRDO	0.030%	3/7/14	31,285	31,285
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.220%	3/7/14	13,105	13,105
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.020%	3/3/14	7,545	7,545
Ohio Common Schools GO VRDO	0.020%	3/7/14	9,555	9,555
Ohio Common Schools GO VRDO	0.020%	3/7/14	7,870	7,870
Ohio Common Schools GO VRDO	0.030%	3/7/14	10,570	10,570
Ohio GO VRDO	0.020%	3/7/14	19,140	19,140
Ohio GO VRDO	0.020%	3/7/14	3,490	3,490
1 Ohio Higher Education GO TOB VRDO	0.030%	3/7/14	5,725	5,725
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.040%	3/3/14 LOC	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.030%	3/7/14 LOC	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.020%	3/3/14	13,650	13,650
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.030%	3/3/14	48,450	48,450
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project) VRDO	0.030%	3/7/14	25,000	25,000
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.030%	3/7/14 LOC	2,190	2,190
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.030%	3/7/14 LOC	10,375	10,375
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.030%	3/3/14	15,095	15,095
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.030%	3/3/14	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.040%	3/7/14	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.020%	3/7/14	16,870	16,870
Ohio State University General Receipts Revenue VRDO	0.020%	3/7/14	7,540	7,540
Ohio State University General Receipts Revenue VRDO	0.020%	3/7/14	16,860	16,860
				405,610
Oregon (1.4%)
Oregon GO (Veterans Welfare) VRDO	0.030%	3/3/14	16,150	16,150
Oregon Health & Science University Revenue VRDO	0.020%	3/7/14 LOC	12,600	12,600
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.030%	3/7/14	9,145	9,145
Oregon TAN	1.500%	7/31/14	10,000	10,055
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.030%	3/7/14 LOC	10,015	10,015
				57,965
Pennsylvania (2.7%)
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon
University) VRDO	0.040%	3/3/14	11,000	11,000
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.030%	3/7/14 LOC	10,000	10,000
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.060%	3/7/14	9,900	9,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.060%	3/7/14	13,490	13,490
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.030%	3/7/14 LOC	4,040	4,040
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue
VRDO	0.030%	3/7/14 LOC	18,985	18,985
1 Pennsylvania GO TOB VRDO	0.030%	3/7/14	10,055	10,055
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.040%	3/3/14 LOC	25,720	25,720
1 Pennsylvania Higher Educational Facilities Authority Revenue TOB VRDO	0.050%	3/7/14	4,530	4,530
				107,720
South Carolina (0.3%)
1 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project) TOB VRDO	0.060%	3/7/14	7,250	7,250

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Greenville County SC Hospital System Revenue VRDO	0.030%	3/7/14 LOC	5,200	5,200
				12,450
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.030%	3/7/14	6,355	6,355

Tennessee (2.1%)
Jackson TN Energy Authority Gas System Revenue VRDO	0.040%	3/7/14 LOC	16,670	16,670
Shelby County TN GO VRDO	0.030%	3/7/14	64,240	64,240
1 Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children's
Research Hospital) TOB VRDO	0.040%	3/7/14	5,000	5,000
				85,910
Texas (8.0%)
1 Bexar County TX Combined Flood Control GO TOB VRDO	0.070%	3/7/14	9,300	9,300
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.030%	3/3/14	4,995	4,995
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.030%	3/3/14	10,875	10,875
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.030%	3/3/14	12,240	12,240
1 Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.030%	3/7/14 LOC	5,000	5,000
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.030%	3/3/14	24,855	24,855
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.030%	3/3/14	9,565	9,565
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.030%	3/3/14	12,925	12,925
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.020%	3/7/14	7,415	7,415
1 Houston TX Utility System Revenue TOB VRDO	0.030%	3/7/14 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.030%	3/7/14 LOC	4,425	4,425
San Antonio TX Electric & Gas Systems Revenue VRDO	0.030%	3/7/14	37,000	37,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.020%	3/7/14 LOC	5,750	5,750
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital Dallas)
VRDO	0.040%	3/3/14 LOC	4,600	4,600
1 Texas GO TOB VRDO	0.030%	3/7/14	5,230	5,230
Texas Public Finance Authority GO CP	0.070%	4/23/14	20,000	20,000
Texas TRAN	2.000%	8/28/14	80,000	80,711
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.070%	3/7/14	17,325	17,325
Texas Transportation Commission Mobility Fund GO VRDO	0.030%	3/7/14	25,975	25,975
1 Texas Transportation Commission Revenue TOB VRDO	0.040%	3/7/14	1,485	1,485
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.040%	3/7/14	9,915	9,915
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.050%	3/7/14	4,500	4,500
				322,086
Utah (2.1%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.020%	3/3/14	22,295	22,295
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.020%	3/3/14	30,815	30,815
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.030%	3/3/14	31,490	31,490
				84,600
Vermont (0.7%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.030%	3/7/14 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue VRDO	0.030%	3/7/14	7,335	7,335
				25,980
Virginia (0.4%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.040%	3/7/14 LOC	14,455	14,455

Washington (0.9%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.050%	3/7/14	5,900	5,900
1 King County WA Sewer Revenue TOB VRDO	0.030%	3/3/14	7,800	7,800
1 Seattle WA Water System Revenue TOB VRDO	0.060%	3/7/14	5,060	5,060
1 Washington GO TOB VRDO	0.040%	3/7/14	7,995	7,995

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Washington GO TOB VRDO	0.040%	3/7/14	10,000	10,000
				36,755
West Virginia (0.4%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.050%	3/7/14 LOC	16,325	16,325

Wisconsin (0.8%)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.030%	3/3/14 LOC	21,550	21,550
Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.040%	3/3/14 LOC	5,330	5,330
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Inc. Obligated
Group) VRDO	0.040%	3/3/14 LOC	5,415	5,415
				32,295
Wyoming (0.2%)
Lincoln County WY Pollution Control Revenue (PacifiCorp Project) VRDO	0.040%	3/7/14 LOC	9,000	9,000

Total Tax-Exempt Municipal Bonds (Cost $4,014,225)				4,014,225
Total Investments (99.8%) (Cost $4,014,225)				4,014,225
Other Assets and Liabilities (0.2%)
Other Assets				7,348
Liabilities				(4)
				7,344
Net Assets (100%)
				Amount
				($000)
Applicable to 4,021,473,362 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				4,021,569
Net Asset Value Per Share				$1.00

At February 28, 2014, net assets consisted of:

Paid-in Capital	4,021,587
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(18)
Net Assets	4,021,569

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $617,436,000, representing 15.4% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest	1,540
Total Income	1,540
Expenses
The Vanguard Group—Note B
Management and Administrative	202
Total Expenses	202
Net Investment Income	1,338
Realized Net Gain (Loss) on Investment Securities Sold	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,332

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,338	4,642
Realized Net Gain (Loss)	(6)	(12)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,332	4,630
Distributions
Net Investment Income	(1,338)	(4,642)
Realized Capital Gain	—	—
Total Distributions	(1,338)	(4,642)
Capital Share Transactions (at $1.00 per share)
Issued	758,504	1,284,969
Issued in Lieu of Cash Distributions	1,338	4,642
Redeemed	(726,773)	(882,376)
Net Increase (Decrease) from Capital Share Transactions	33,069	407,235
Total Increase (Decrease)	33,063	407,223
Net Assets
Beginning of Period	3,988,506	3,581,283
End of Period	4,021,569	3,988,506

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.001	.002	.002	.010
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.001	.001	.002	.002	.010
Distributions
Dividends from Net Investment
Income	(.0003)	(.001)	(.001)	(.002)	(.002)	(.010)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.0003)	(.001)	(.001)	(.002)	(.002)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.03%	0.13%	0.13%	0.20%	0.23%	1.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,022	$3,989	$3,581	$3,589	$3,208	$2,518
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.07%	0.13%	0.13%	0.20%	0.23%	0.85%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2010-2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides at cost investment advisory, corporate management, administrative services and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Blank per Fund Accounting Request

Blank per Fund Accounting Request

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2013	February 28, 2014	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.62	$0.02
Municipal Cash Management	$1,000.00	$1,000.33	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.77	$0.03
Municipal Cash Management	$1,000.00	$1,024.74	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities.

Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1] :
Your Fund compared with its Peer Group
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average
Market Liquidity	0.005%	0.42%
Municipal Cash Management	0.01	—

1 The expense ratios shown are from the prospectuses dated December 19, 2013 and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2013.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive LLP (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson

(pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Talent Innovation; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc. (investment advisor); Member of the Investment Advisory Committees of the Financial Industry Regulatory Authority (FINRA) and of Major League Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (housewares/lignite), and of Hyster-Yale Materials Handling, Inc. (forklift trucks); Chairman of the Board of University Hospitals of Cleveland.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	Michael S. Miller
Paul A. Heller	James M. Norris
Martha G. King	Glenn W. Reed
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

CMT2 042014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.